Notes Receivable (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 23, 2018	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 13, 2017
Accrued interest receivable									$ 45,000	$ 251,000
Proceeds from issuance of common stock							$ 415,000	$ 651,000	8,715,000	16,535,000
Net loss on sale of marketable securities							(720,000)	$ (93,000)	(484,000)
Laramide Resources Ltd [Member]
Promissory debt							$ 2,000,000		$ 3,500,000
Debt instrument, term							3 years		3 years
Debt interest rate							5.00%		5.00%
Cash receipts discounted at market rate							9.50%		9.50%
Number of issuance of common shares				2,483,034	1,982,483	2,218,133
Laramide Resources Ltd [Member] | Second Note Installment [Member]
Debt principal amount due				$ 750,000					$ 750,000
Number of issuance of common shares							2,483,034		2,483,034
Debt interest payments							$ 70,764
Laramide Resources Ltd [Member] | Second Note Installment [Member] | January 3, 2019 [Member]
Debt interest payments									$ 45,000
Laramide Resources Ltd [Member] | Share-based Compensation Award, Tranche Two [Member]
Number of issuance of common shares		1,982,483	2,218,133
Laramide Resources Ltd [Member] | Share-based Compensation Award, Tranche First and Second [Member]
Number of issuance of common shares									4,200,816
Proceeds from issuance of common stock									$ 800,000
Net loss on sale of marketable securities									500,000
Laramide Resources Ltd [Member] | January In Two Thousand Nineteen [Member]
Debt principal amount due									1,500,000
Principal payment in cash									750,000
Principal payment in stock									750,000
Laramide Resources Ltd [Member] | January In Two Thousand Nineteen [Member] | Second Note Installment [Member]
Debt principal amount due				$ 1,500,000					1,500,000
Laramide Resources Ltd [Member] | January Fifth Two Thousand Twenty [Member]
Debt principal amount due							$ 2,000,000		$ 2,000,000
Maximum [Member] | Laramide Resources Ltd [Member]
Debt interest rate									10.00%
Alabama Graphite Corp. [Member]
Proceeds from debt	$ 1,800,000
Accrued interest receivable	$ 13,457								$ 12,227
Debt instrument fair value of principal									900,000
Alabama Graphite Corp. [Member] | Maximum [Member]
Secured loan											$ 2,000,000
Laramide Resources Ltd [Member] | First Note Installment [Member]
Debt principal amount due		$ 1,500,000			$ 1,500,000				$ 750,000
Number of issuance of common shares							1,982,483		1,982,483
Debt interest payments									$ 400,000